Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Capital Group California Core Municipal Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group California Core Municipal Fund
Accumulated Value	$ 25,000		$ 25,714	$ 25,932	$ 25,861	$ 27,371	$ 28,272	$ 28,423	$ 26,711	$ 26,958	$ 28,775	$ 30,066
Capital Group California Short-Term Municipal Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group California Short-Term Municipal Fund
Accumulated Value	25,000		25,157	25,402	25,384	26,286	26,880	26,914	25,792	26,083	27,458	28,492
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	25,000		26,015	26,585	26,449	28,940	29,980	30,770	27,084	27,800	30,496	31,767
Bloomberg California Short-Intermediate Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Short-Intermediate Municipal Index
Accumulated Value	25,000		25,436	25,773	25,665	27,213	28,141	28,288	26,339	26,881	28,562	29,904
Bloomberg California Short Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Short Municipal Index
Accumulated Value	$ 25,000		$ 25,179	$ 25,446	$ 25,439	$ 26,434	$ 27,132	$ 27,245	$ 25,937	$ 26,465	$ 27,860	$ 28,875